Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios for UK Downward scenario (audited) (Details)
£ in Millions
		Dec. 31, 2018 GBP (£)	Sep. 30, 2018 GBP (£)
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 2,326
Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		2,055
Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		2,206
Credit cards, unsecured and other retail lending [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		2,287
Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		2,512
Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		3,852
Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	831
Loans to corporate entities [member] | UK Downward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			£ 48
Loans to corporate entities [member] | UK Upward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			(49)
Loans to corporate entities [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Loans to corporate entities [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Loans to corporate entities [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	787
Loans to corporate entities [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Loans to corporate entities [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 0
Stage 1 [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.014
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 15,399
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 208
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.01
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 16,345
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 168
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.013
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 15,629
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 202
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.013
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 15,437
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 205
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.014
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 15,063
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 212
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.019
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 12,125
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 231
Stage 1 [member] | Loans to corporate entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.002
Stage 1 [member] | Loans to corporate entities [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 80,835
Stage 1 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 175
Stage 1 [member] | Loans to corporate entities [member] | UK Downward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			(13)
Stage 1 [member] | Loans to corporate entities [member] | UK Downward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			7
Stage 1 [member] | Loans to corporate entities [member] | UK Upward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			79
Stage 1 [member] | Loans to corporate entities [member] | UK Upward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			1
Stage 1 [member] | Loans to corporate entities [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.002
Stage 1 [member] | Loans to corporate entities [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 81,346
Stage 1 [member] | Loans to corporate entities [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 161
Stage 1 [member] | Loans to corporate entities [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.002
Stage 1 [member] | Loans to corporate entities [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 81,180
Stage 1 [member] | Loans to corporate entities [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 163
Stage 1 [member] | Loans to corporate entities [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.002
Stage 1 [member] | Loans to corporate entities [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 80,941
Stage 1 [member] | Loans to corporate entities [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 162
Stage 1 [member] | Loans to corporate entities [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.003
Stage 1 [member] | Loans to corporate entities [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 80,517
Stage 1 [member] | Loans to corporate entities [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 203
Stage 1 [member] | Loans to corporate entities [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.003
Stage 1 [member] | Loans to corporate entities [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 73,715
Stage 1 [member] | Loans to corporate entities [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 242
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.229
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 4,084
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 937
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.229
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 3,138
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 719
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.215
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 3,853
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 830
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.223
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 4,046
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 901
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.251
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 4,420
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,111
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.328
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 7,358
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 2,414
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.028
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 11,377
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 323
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | UK Downward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			13
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | UK Downward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			13
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | UK Upward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			(79)
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | UK Upward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			(4)
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.025
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 10,866
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 277
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.026
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 11,031
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 290
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.027
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 11,271
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 302
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.034
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 11,694
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 397
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.044
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 18,496
Stage 2 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 813
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.846
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,396
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,181
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.837
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,396
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,168
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.841
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,396
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,174
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.846
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,396
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,181
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.852
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,396
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,189
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.865
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,396
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 1,207
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	[1]	0.286
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 1,165
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	333
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | UK Downward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | UK Downward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			28
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | UK Upward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | UK Upward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			£ (46)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	[1]	0.277
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 1,165
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	323
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans to corporate entities [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 0

[1]

Material corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.